Equity – Share-Based Compensation and Share-Based Payment Reserve (Details) - Schedule of changes in stock options	12 Months Ended
	Dec. 31, 2022 $ / shares $ / shares shares		Dec. 31, 2022 $ / shares shares		Dec. 31, 2021 $ / shares shares		Dec. 31, 2020 $ / shares shares
Schedule Of Changes In Stock Options Abstract
Number of options outstanding, Beginning balance (in Shares) | shares	31,231,701		31,231,701		24,948,242		21,162,717
Weighted average exercise price (AUD$), Beginning balance	$ 0.1				$ 0.11		$ 0.15
Number of options outstanding, Granted	7,503,678	[1]	7,503,678	[1]	11,500,000	[2]	12,650,000	[3]
Weighted average exercise price (AUD$), Granted	$ 0.05	[1]			$ 0.08	[2]	$ 0.08	[3]
Weighted average exercise price, Granted (in Dollars per share)			$ 0.03	[1]
Number of options outstanding, Expired	(3,350,000)	[4]	(3,350,000)	[4]	(921,116)	[5]	(3,400,000)	[6]
Weighted average exercise price (AUD$), Expired | (per share)	$ 0.18	[4]	$ 0.12	[4]	$ 0.05	[5]	$ 0.2	[6]
Weighted average exercise price, Expired (in Dollars per share) | (per share)	$ 0.18	[4]	$ 0.12	[4]	$ 0.05	[5]	$ 0.2	[6]
Number of options outstanding, Cancelled	(4,295,425)		(4,295,425)
Weighted average exercise price (AUD$), Cancelled	$ 0.09
Number of options outstanding, Forfeited	(5,770,000)	[7]	(5,770,000)	[7]			(5,464,475)	[8]
Weighted average exercise price (AUD$), Forfeited | (per share)	$ 0.08	[7]	$ 0.05	[7]			$ 0.11	[8]
Weighted average exercise price, Forfeited (in Dollars per share) | (per share)	$ 0.08	[7]	$ 0.05	[7]			$ 0.11	[8]
Number of options outstanding, Ending balance (in Shares) | shares	29,615,379		29,615,379		31,231,701		24,948,242
Weighted average exercise price (AUD$), Ending balance	$ 0.09				$ 0.1		$ 0.11
Balance at ending, excerceise price, Ending balance (in Dollars per share)	$ 0.06		$ 0.06

[1]	During the year ended December 31, 2021, 5,770,000 options were forfeited with a total fair value of AUD$236,959 ($160,977) and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[2]	During the year ended December 31, 2021, 921,116 options with a fair value of AUD$44,359 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[3]	During the year ended December 31,2020, the Company issued a total of 12,650,000 options, as follows: a. On December 29, 2020, the Company issued 6,450,000 options to employees, which vest over three years (33% each year) The total fair value of the options was AUD$290,103. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.08; exercise price - AUD$0.08; expected life - 3.5 year; annualized volatility 77.81%; dividend yield - 0%; risk free rate - 0.1%. b. On December 29, 2020, the Company issued 6,200,000 options to employees, which vest over four years (25% each year) The total fair value of the options was AUD$287,623. The fair value was estimated using the Black-Scholes option pricing model with the following weighted average assumptions: share price - AUD$0.08; exercise price - AUD$0.08; expected life – 3.75 years; annualized volatility 77.81%; dividend yield - 0%; risk free rate - 0.22%.
[4]	The Company recognized share-based compensation expense of AUD$ 309,256 ($210,092) for the year ended December 31, 2022 (2021: AUD$223,171, 2020: AUD$173,134) in relation to the vesting of options issued in previous years.
[5]	During the year ended December 31, 2021, 4,295,425 options were forfeited with a total fair value of AUD$206,504 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[6]	During the year ended December 31, 2020, 3,400,000 options with a fair value of AUD$424,413 expired and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.
[7]	As at December 31, 2022, stock options were outstanding for the purchase of common shares as follows:
[8]	During the year ended December 31, 2020, 5,464,475 options were forfeited with a total fair value of AUD$870,246 and the Company recorded a charge to the share-based payment reserve with a corresponding credit to accumulated deficit.